UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Equity Premium Income Fund (JPZ)
September 30, 2014 (Unaudited)

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 98.9%
	COMMON STOCKS – 98.9% (5)
	Aerospace & Defense – 2.6%
31,996	Boeing Company	$ 4,075,650
40,056	Honeywell International Inc.	3,730,015
27,131	Raytheon Company	2,757,052
31,674	United Technologies Corporation	3,344,774
	Total Aerospace & Defense	13,907,491
	Air Freight & Logistics – 0.7%
38,709	United Parcel Service, Inc., Class B	3,804,708
	Airlines – 0.0%
3,957	United Continental Holdings Inc., (2)	185,148
	Auto Components – 0.1%
22,233	Cooper Tire & Rubber Company	638,087
	Automobiles – 0.7%
174,749	Ford Motor Company	2,584,538
8,800	General Motors Company	281,072
16,861	Harley-Davidson, Inc.	981,310
	Total Automobiles	3,846,920
	Banks – 6.2%
399,348	Bank of America Corporation	6,808,883
110,500	Citigroup Inc.	5,726,110
33,724	Comerica Incorporated	1,681,479
7,656	HSBC Holdings PLC, Sponsored ADR	389,537
132,014	JPMorgan Chase & Co.	7,952,523
17,184	PNC Financial Services Group, Inc.	1,470,607
170,506	Wells Fargo & Company	8,844,146
	Total Banks	32,873,285
	Beverages – 2.6%
146,323	Coca-Cola Company	6,242,139
10,411	Monster Beverage Corporation, (2)	954,376
68,144	PepsiCo, Inc.	6,343,525
	Total Beverages	13,540,040
	Biotechnology – 3.0%
36,853	Amgen Inc.	5,176,372
4,900	Biogen Idec Inc., (2)	1,620,969
44,106	Celgene Corporation, (2)	4,180,367
47,374	Gilead Sciences, Inc., (2)	5,042,962
	Total Biotechnology	16,020,670
	Building Products – 0.2%
4,369	Allegion PLC	208,139
42,748	Masco Corporation	1,022,532
	Total Building Products	1,230,671
	Capital Markets – 2.0%
71,592	Charles Schwab Corporation	2,104,089
17,474	Goldman Sachs Group, Inc.	3,207,702
35,138	Legg Mason, Inc.	1,797,660
49,244	Morgan Stanley	1,702,365
31,726	Waddell & Reed Financial, Inc., Class A	1,639,917
	Total Capital Markets	10,451,733
	Chemicals – 2.6%
42,963	Dow Chemical Company	2,252,980
42,638	E.I. Du Pont de Nemours and Company	3,059,703
28,457	Eastman Chemical Company	2,301,887
21,559	Monsanto Company	2,425,603
49,316	Olin Corporation	1,245,229
47,494	RPM International, Inc.	2,174,275
	Total Chemicals	13,459,677
	Commercial Services & Supplies – 0.6%
3,549	Deluxe Corporation	195,763
29,952	Pitney Bowes Inc.	748,500
16,031	R.R. Donnelley & Sons Company	263,870
35,497	Waste Management, Inc.	1,687,172
	Total Commercial Services & Supplies	2,895,305
	Communications Equipment – 1.9%
4,160	ADTRAN, Inc.	85,405
3,408	Ciena Corporation, (2)	56,982
202,830	Cisco Systems, Inc.	5,105,231
11,034	JDS Uniphase Corporation, (2)	141,235
21,303	Motorola Solutions Inc.	1,348,054
47,014	QUALCOMM, Inc.	3,515,237
	Total Communications Equipment	10,252,144
	Consumer Finance – 0.7%
23,246	American Express Company	2,034,955
28,647	Discover Financial Services	1,844,580
	Total Consumer Finance	3,879,535
	Containers & Packaging – 0.4%
3,177	Avery Dennison Corporation	141,853
29,347	Packaging Corp. of America	1,872,926
5,718	Sonoco Products Company	224,660
	Total Containers & Packaging	2,239,439
	Distributors – 0.2%
11,973	Genuine Parts Company	1,050,152
	Diversified Consumer Services – 0.0%
7,623	Apollo Education Group, Inc., (2)	191,718
	Diversified Financial Services – 1.0%
3,400	Berkshire Hathaway Inc., Class B, (2)	469,676
29,978	CME Group, Inc.	2,396,891
8,380	FNFV Group, (2)	115,309
6,934	IntercontinentalExchange, Inc.	1,352,477
39,312	Leucadia National Corporation	937,198
	Total Diversified Financial Services	5,271,551
	Diversified Telecommunication Services – 2.5%
136,215	AT&T Inc.	4,800,217
20,819	CenturyLink Inc.	851,289
234,543	Frontier Communications Corporation	1,526,875
114,570	Verizon Communications Inc.	5,727,354
18,198	Windstream Holdings Inc.	196,174
	Total Diversified Telecommunication Services	13,101,909
	Electric Utilities – 1.1%
14,367	Duke Energy Corporation	1,074,221
27,323	Great Plains Energy Incorporated	660,397
38,092	OGE Energy Corp.	1,413,594
80,800	Pepco Holdings, Inc.	2,162,208
15,004	Southern Company	654,925
	Total Electric Utilities	5,965,345
	Electrical Equipment – 0.6%
28,305	Emerson Electric Company	1,771,327
14,553	Rockwell Automation, Inc.	1,599,084
	Total Electrical Equipment	3,370,411
	Electronic Equipment, Instruments & Components – 0.2%
63,957	Corning Incorporated	1,236,928
	Energy Equipment & Services – 1.9%
4,164	Diamond Offshore Drilling, Inc.	142,700
18,452	Ensco PLC, Class A	762,252
49,235	Halliburton Company	3,176,150
8,300	Patterson-UTI Energy, Inc.	269,999
51,027	Schlumberger Limited	5,188,936
16,157	Tidewater Inc.	630,608
	Total Energy Equipment & Services	10,170,645
	Food & Staples Retailing – 1.5%
39,079	CVS Caremark Corporation	3,110,298
38,696	SUPERVALU Inc.	345,942
55,680	Wal-Mart Stores, Inc.	4,257,850
	Total Food & Staples Retailing	7,714,090
	Food Products – 1.1%
37,375	Kraft Foods Group, Inc.	2,107,950
108,310	Mondelez International Inc., Class A	3,711,242
	Total Food Products	5,819,192
	Gas Utilities – 0.5%
21,816	AGL Resources Inc.	1,120,033
12,516	Atmos Energy Corporation	597,013
13,048	National Fuel Gas Company	913,230
	Total Gas Utilities	2,630,276
	Health Care Equipment & Supplies – 1.8%
72,041	Abbott Laboratories	2,996,185
4,460	Hologic Inc., (2)	108,512
2,731	Intuitive Surgical, Inc., (2)	1,261,230
78,706	Medtronic, Inc.	4,875,837
	Total Health Care Equipment & Supplies	9,241,764
	Health Care Providers & Services – 2.3%
6,002	Aetna Inc.	486,162
6,901	Brookdale Senior Living Inc., (2)	222,350
33,153	Express Scripts Holding Company, (2)	2,341,596
13,578	HCA Holdings Inc., (2)	957,521
1,116	Henry Schein Inc., (2)	129,981
19,697	Kindred Healthcare Inc.	382,122
57,110	UnitedHealth Group Incorporated	4,925,738
23,874	WellPoint Inc.	2,855,808
	Total Health Care Providers & Services	12,301,278
	Health Care Technology – 0.0%
228	Cerner Corporation, (2)	13,582
	Hotels, Restaurants & Leisure – 1.0%
22,200	Carnival Corporation	891,774
42,761	International Game Technology	721,378
2,272	Interval Leisure Group Inc.	43,282
39,308	McDonald’s Corporation	3,726,791
	Total Hotels, Restaurants & Leisure	5,383,225
	Household Durables – 0.7%
2,893	Garmin Limited	150,407
59,884	Newell Rubbermaid Inc.	2,060,608
1,285	Tupperware Brands Corporation	88,716
10,604	Whirlpool Corporation	1,544,473
	Total Household Durables	3,844,204
	Household Products – 2.0%
29,756	Colgate-Palmolive Company	1,940,686
11,711	Kimberly-Clark Corporation	1,259,752
87,105	Procter & Gamble Company	7,294,173
	Total Household Products	10,494,611
	Industrial Conglomerates – 2.5%
34,047	3M Co.	4,823,779
323,504	General Electric Company	8,288,172
	Total Industrial Conglomerates	13,111,951
	Insurance – 2.7%
47,749	Allstate Corporation	2,930,356
4,100	American International Group, Inc.	221,482
8,871	Arthur J. Gallagher & Co.	402,389
25,143	Fidelity National Financial, Inc., Class A	697,467
20,464	Hartford Financial Services Group, Inc.	762,284
13,665	Kemper Corporation	466,660
41,871	Lincoln National Corporation	2,243,448
63,707	Marsh & McLennan Companies, Inc.	3,334,424
34,285	Travelers Companies, Inc.	3,220,733
	Total Insurance	14,279,243
	Internet & Catalog Retail – 1.6%
14,883	Amazon.com, Inc., (2)	4,798,875
3,103	HSN, Inc.	190,431
2,429	Lands’ End Inc., (2)	99,880
2,786	The Priceline Group Inc., (2)	3,227,804
	Total Internet & Catalog Retail	8,316,990
	Internet Software & Services – 3.4%
10,937	Akamai Technologies, Inc., (2)	654,033
5,616	Conversant Inc., (2)	192,348
24,425	eBay Inc., (2)	1,383,188
41,527	Facebook Inc., Class A Shares, (2)	3,282,294
8,710	Google Inc., Class A, (2)	5,125,051
8,710	Google Inc., Class C, (2)	5,028,806
10,002	VeriSign, Inc., (2)	551,310
46,124	Yahoo! Inc., (2)	1,879,553
	Total Internet Software & Services	18,096,583
	IT Services – 3.3%
1,600	Alliance Data Systems Corporation, (2)	397,232
34,359	Automatic Data Processing, Inc.	2,854,546
34,398	Cognizant Technology Solutions Corporation, Class A, (2)	1,539,998
27,829	Fidelity National Information Services, Inc.	1,566,773
23,813	International Business Machines Corporation	4,520,422
36,663	MasterCard, Inc.	2,710,129
42,671	Paychex, Inc.	1,886,058
10,058	Visa Inc., Class A	2,146,075
	Total IT Services	17,621,233
	Leisure Products – 0.4%
13,013	Polaris Industries Inc.	1,949,217
	Machinery – 2.2%
14,537	Caterpillar Inc.	1,439,599
14,523	Cummins Inc.	1,916,746
15,053	Deere & Company	1,234,195
12,215	Graco Inc.	891,451
13,107	Ingersoll-Rand PLC	738,711
16,893	Parker Hannifin Corporation	1,928,336
10,877	Snap-on Incorporated	1,316,987
5,979	SPX Corporation	561,607
12,948	Stanley Black & Decker Inc.	1,149,653
12,000	Timken Company	508,680
	Total Machinery	11,685,965
	Media – 3.4%
37,547	CBS Corporation, Class B	2,008,765
86,888	Comcast Corporation, Class A	4,672,837
6,400	DISH Network Corporation, Class A, (2)	413,312
39,613	New York Times Company, Class A	444,458
2,025	News Corporation, Class B Shares, (2)	32,663
33,972	Omnicom Group, Inc.	2,339,312
91,781	Regal Entertainment Group, Class A	1,824,606
72,272	Walt Disney Company (The)	6,434,376
	Total Media	18,170,329
	Metals & Mining – 0.8%
88,284	Alcoa Inc.	1,420,490
8,274	Freeport-McMoRan Copper & Gold, Inc.	270,146
6,726	Newmont Mining Corporation	155,034
24,595	Nucor Corporation	1,335,017
25,592	Southern Copper Corporation	758,803
6,000	TimkenSteel Corporation	278,940
	Total Metals & Mining	4,218,430
	Multiline Retail – 1.0%
4,000	Family Dollar Stores, Inc.	308,960
32,196	Macy’s, Inc.	1,873,163
25,718	Nordstrom, Inc.	1,758,340
5,185	Sears Holdings Corporation, (2)	130,818
22,023	Target Corporation	1,380,402
	Total Multiline Retail	5,451,683
	Multi-Utilities – 1.5%
40,212	Ameren Corporation	1,541,326
22,660	Consolidated Edison, Inc.	1,283,916
28,753	Integrys Energy Group, Inc.	1,863,769
15,734	NorthWestern Corporation	713,694
60,347	Public Service Enterprise Group Incorporated	2,247,322
	Total Multi-Utilities	7,650,027
	Oil, Gas & Consumable Fuels – 7.7%
9,051	Cenovus Energy Inc.	243,291
59,577	Chevron Corporation	7,108,728
51,523	ConocoPhillips	3,942,540
35,862	CONSOL Energy Inc.	1,357,735
36,060	Continental Resources Inc., (2)	2,397,269
16,151	Encana Corporation	342,563
20,060	EOG Resources, Inc.	1,986,341
144,598	Exxon Mobil Corporation	13,599,442
30,627	Occidental Petroleum Corporation	2,944,786
34,476	ONEOK, Inc.	2,259,902
38,405	Phillips 66	3,122,711
4,626	Total SA, Sponsored ADR	298,146
22,108	Valero Energy Corporation	1,022,937
	Total Oil, Gas & Consumable Fuels	40,626,391
	Pharmaceuticals – 6.5%
50,162	AbbVie Inc.	2,897,357
68,565	Bristol-Myers Squibb Company	3,509,157
41,183	Eli Lilly and Company	2,670,718
94,658	Johnson & Johnson	10,089,596
123,755	Merck & Co., Inc.	7,336,196
258,249	Pfizer Inc.	7,636,423
	Total Pharmaceuticals	34,139,447
	Professional Services – 0.1%
3,665	Manpower Inc.	256,917
	Real Estate Investment Trust – 2.1%
87,010	Annaly Capital Management Inc.	929,267
39,521	Brandywine Realty Trust	556,060
55,131	CubeSmart	991,255
20,577	Equity Commonwealth	529,035
15,432	Health Care REIT, Inc.	962,494
47,225	Healthcare Realty Trust, Inc.	1,118,288
45,684	Hospitality Properties Trust	1,226,615
88,469	Lexington Realty Trust	866,112
27,077	Liberty Property Trust	900,581
17,263	Medical Properties Trust Inc.	211,644
28,311	MFA Financial, Inc.	220,260
26,716	Senior Housing Properties Trust	558,899
21,195	Ventas Inc.	1,313,030
26,870	Weyerhaeuser Company	856,078
	Total Real Estate Investment Trust	11,239,618
	Road & Rail – 1.0%
17,765	Norfolk Southern Corporation	1,982,574
30,912	Union Pacific Corporation	3,351,479
	Total Road & Rail	5,334,053
	Semiconductors & Semiconductor Equipment – 2.9%
25,275	Analog Devices, Inc.	1,250,860
89,320	Applied Materials, Inc.	1,930,205
21,444	Broadcom Corporation, Class A	866,766
197,865	Intel Corporation	6,889,659
12,846	Intersil Corporation, Class A	182,542
3,087	Lam Research Corporation	230,599
24,776	Microchip Technology Incorporated	1,170,170
27,856	NVIDIA Corporation	513,943
45,978	Texas Instruments Incorporated	2,192,691
	Total Semiconductors & Semiconductor Equipment	15,227,435
	Software – 4.0%
23,572	Adobe Systems Incorporated, (2)	1,630,947
18,599	Autodesk, Inc., (2)	1,024,805
248,603	Microsoft Corporation	11,525,235
133,999	Oracle Corporation	5,129,482
34,306	Salesforce.com, Inc., (2)	1,973,624
	Total Software	21,284,093
	Specialty Retail – 2.5%
10,180	Abercrombie & Fitch Co., Class A	369,941
33,811	American Eagle Outfitters, Inc.	490,936
21,475	Best Buy Co., Inc.	721,345
7,749	CST Brands, Inc.	278,577
46,489	Home Depot, Inc.	4,264,901
21,842	L Brands, Inc.	1,462,977
43,175	Lowe’s Companies, Inc.	2,284,821
472	Ross Stores, Inc.	35,674
13,465	Tiffany & Co.	1,296,814
28,637	TJX Companies, Inc.	1,694,451
	Total Specialty Retail	12,900,437
	Technology Hardware, Storage & Peripherals – 4.3%
192,908	Apple, Inc.	19,435,481
92,586	EMC Corporation	2,709,066
22,059	Hewlett-Packard Company	782,433
	Total Technology Hardware, Storage & Peripherals	22,926,980
	Textiles, Apparel & Luxury Goods – 0.2%
15,064	VF Corporation	994,676
	Thrifts & Mortgage Finance – 0.3%
36,703	Hudson City Bancorp, Inc.	356,753
60,610	New York Community Bancorp Inc.	961,881
	Total Thrifts & Mortgage Finance	1,318,634
	Tobacco – 1.8%
97,022	Altria Group, Inc.	4,457,191
45,868	Philip Morris International, Inc.	3,825,391
20,787	Reynolds American Inc.	1,226,431
5,632	Vector Group Ltd.	124,922
	Total Tobacco	9,633,935
	Total Long-Term Investments (cost $304,536,033)	523,460,001

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.8%
$ 20,204	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $20,204,111, collateralized by $22,660,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $20,608,350	0.000%	10/01/14	$ 20,204,111
	Total Short-Term Investments (cost $20,204,111)			20,204,111
	Total Investments (cost $324,740,144) – 102.7%			543,664,112
	Other Assets Less Liabilities – (2.7)% (3)			(14,273,772)
	Net Assets – 100%			$ 529,390,340

Investments in Derivatives as of September 30, 2014

Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Description	Amount (4)	Date	Price	Value (3)
(304)	S&P 500® Index	$ (60,344,000)	10/03/14	$ 1,985	$ (156,560)
(249)	S&P 500® Index	(50,049,000)	10/10/14	2,010	(69,098)
(626)	S&P 500® Index	(122,070,000)	10/18/14	1,950	(2,363,150)
(312)	S&P 500® Index	(61,620,000)	10/18/14	1,975	(647,400)
(304)	S&P 500® Index	(60,344,000)	10/18/14	1,985	(457,824)
(249)	S&P 500® Index	(49,800,000)	10/18/14	2,000	(216,630)
(305)	S&P 500® Index	(60,237,500)	11/22/14	1,975	(1,099,525)
(282)	S&P 500® Index	(56,400,000)	11/22/14	2,000	(640,140)
(2,631)	Total Options Written (premiums received $7,648,790)	$ (520,864,500)			$ (5,650,327)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
Long-Term Investments:
	Common Stocks	$ 523,460,001	$ –	$ –	$ 523,460,001
Short-Term Investments:
	Repurchase Agreements	–	20,204,111	–	20,204,111
Investments in Derivatives:
	Options Written	(5,650,327)	–	–	(5,650,327)
	Total	$ 517,809,674	$ 20,204,111	$ –	$ 538,013,785

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $325,152,366.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
	Appreciation				$ 245,078,089
	Depreciation				(26,566,343)
	Net unrealized appreciation (depreciation) of investments				$ 218,511,746

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Other Assets Less Liabilities includes the Value of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014